CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	€ 0.01	€ 0.01
Special voting shares outstanding (in shares)	387,951,166	388,725,624
Common shares outstanding (in shares)	1,350,132,117	1,353,831,958
Treasury stock (in shares)	14,268,079	10,568,238